DELAWARE
INVESTMENTS(SM)                                      Delaware S&P 500 Index Fund
---------------
A member of Lincoln Financial Group






Total Return




                             [TOTAL RETURN ARTWORK]






                                                         2001 SEMI-ANNUAL REPORT

TABLE OF CONTENTS
-----------------


Letter to Shareholders                                          1

Portfolio Management

Review                                                          3

Performance Summary                                             5

Financial Statements

  Statement of Net Assets                                       6

  Statement of Operations                                      13

  Statements of Changes in
  Net Assets                                                   14

  Financial Highlights                                         15

  Notes to Financial
  Statements                                                   16



A TRADITION OF SOUND INVESTING SINCE 1929
-----------------------------------------


A Commitment to Our Investors

Experience
[] Our seasoned investment professionals average 11 years' experience, bringing a wealth of knowledge and expertise to our management team.
[] We began managing investments in 1929 and opened our first mutual fund in 1938. Over the past 70 years, we have weathered a wide range of economic and market environments.

Performance
[] We strive to deliver consistently good performance in all asset classes.
[] We believe that hiring the best and the brightest in the industry, conducting fundamental research and working in a disciplined investment process are essential to quality investment management.

Service
[] We are committed to providing the highest standards of client service.
[] You can count on quick and courteous service, easy access to information about your accounts, and hassle-free transaction processing.
[] We make our funds available through financial advisers who can offer you individualized attention and valuable investment advice.

Diversification
[] Our comprehensive family of funds gives you the opportunity to diversify your portfolio effectively.
[] We offer mutual funds in virtually every asset class from domestic equity and fixed-income to international securities.

Our commitments have earned us the confidence of discriminating institutional and individual investors. Delaware and its affiliates manage approximately $88 billion in assets as of March 31, 2001.



Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
(C)Delaware Distributors, L.P.

"BY MARCH 31, 2001, THE OBVIOUSLY WEAKENED ECONOMY AND A DIM PROFIT PICTURE HAD TAKEN A TOLL ON STOCK PERFORMANCE."



Dear Shareholder



May 7, 2001

Recap of Events -- During the six-month period ended March 31, 2001, consumer confidence fell noticeably in the U.S. as the economy threatened to end its 10-year run of sustained growth. An array of economic indicators pointed to a quickly falling economic growth rate in the autumn of 2000, just as corporate profits began to weaken. The result was poor performance for U.S. stocks, and aggressive action from the Federal Reserve Board, which began slashing interest rates early in 2001 in an effort to jump-start the economy.

Softer corporate profits first became apparent in sectors such as technology, telecommunications, and manufacturing during the fall of 2000. As the slowdown progressed, corporate earnings weakness spread throughout the economy and affected a wider array of stocks that included many blue chips.

Throughout the six-month period major stock indexes, including the S&P 500 Index, seemed to grope for a bottom, as investors speculated about the direction of the economy. Early in 2001, many stocks experienced the proverbial "January Effect," as major stock indexes reversed direction for a few weeks and posted gains for the month. However, those gains were quickly negated in February, a month that offered only 19 days of market activity but which saw the S&P 500 Index fall by 9.11%.

By March 31, 2001, the obviously weakened economy and a dim profit picture had taken a toll on stock performance. For the six months ended March 31, 2001, the S&P 500 Index fell 19.23%. By comparison, the technology-heavy Nasdaq Composite Index lost 49.86%.

Delaware S&P 500 Index Fund returned -18.91% during the period ended
March 31, 2001 (Institutional Class shares at net asset value with distributions reinvested), tracking the S&P 500 Index to within one percentage point of performance. The Index fell by 19.23% during the same period, while the Lipper S&P 500 Objective Funds Average lost 18.85%.

Total Returns

For the period ended March 31, 2001                               Six Months
--------------------------------------------------------------------------------
Delaware S&P 500 Index Fund-- Institutional Class Shares           -18.91%
--------------------------------------------------------------------------------
Lipper S&P 500 Objective Funds Average (166 funds)                 -18.85%
Standard & Poor's 500 Index                                        -19.23%
--------------------------------------------------------------------------------

All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of dividends and capital gains. Performance information for all Fund classes can be found on page 5. The Lipper category represents the average return of funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). The S&P 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. You cannot invest directly in an index. Past performance is not a guarantee of future results.

"S&P 500" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Delaware Management Holdings, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Market Outlook -- Although we expect to see more weak corporate earnings reports during the second quarter of 2001, we believe that the worst of the market's woes are now behind us.

We expect the Federal Reserve Board to continue its current easing cycle until short-term interest rates have reached 4% to 4.5%. We also believe that the desired effects of those continued rate decreases should eventually be felt, and that the Fed is likely to be successful in stimulating the economy in 2001.

As of March 31, 2001, the direction of the economy was still open for debate. Orders for capital goods in the U.S. were still off sharply as calculated through February (Source: U.S. Department of Commerce's Bureau of Economic Analysis), suggesting that businesses are still reluctant to spend on new equipment and software. However, recent economic reports have signalled that the economy may be stabilizing, and the stock market has reacted with more positive performance.

Investors in stocks and stock mutual funds have endured very challenging markets for more than a year. Typically, the direction of the stock market leads the economy by several months. This means that the onset of stronger market performance may not be foreshadowed by a specific economic indicator, or by any signal at all.

We believe that current market levels have created some attractive valuations among large-cap stocks. We think investors who keep with their regular investment plans have every reason to be optimistic that investments made today will show appreciation over the long term.

As always, we recommend adherence to the time-tested principles of sound investing -- including diversification, maintaining a long-term perspective, assessing risk tolerance, and investing on a regular basis.



Sincerely,


/s/ Charles E. Haldeman, Jr.              /s/ David K. Downes
----------------------------              -------------------
Charles E. Haldeman, Jr.                  David K. Downes
Chairman,                                 President and Chief Executive Officer,
Delaware Investments Family of Funds      Delaware Investments Family of Funds

                James B. May
           Portfolio Manager
State Street Global Advisors

                 May 7, 2001


"POSITIVE PERFORMANCE DURING THE SIX-MONTH PERIOD WAS LIMITED TO LESS ECONOMICALLY-SENSITIVE SECTORS OF THE ECONOMY, INCLUDING AREAS SUCH AS BASIC MATERIALS, CONSUMER STAPLES, AND TRANSPORTATION."



PORTFOLIO MANAGEMENT REVIEW



The Fund's Results
The six-month period that ended March 31, 2001 was a very difficult time for many stocks in the S&P 500, as economic slowing took its toll on corporate profits. As a result, the S&P 500 Index posted a 19.23% decline for the six-month period. Delaware S&P 500 Index Fund, which tracks the Index, finished the same period with a return of -18.91% (Institutional Class shares at net asset value with distributions reinvested).

Technology stocks continued to dominate performance of the S&P 500, although the declines that took place in the market over the six-month period trimmed the Index weighting of technology names on a percentage basis. Many technology sub-sectors underwent contractions in valuation during the six-month period as a result of disappointing quarterly earnings reports and waning investor confidence. Many growth stocks, including a slew of technology names, were among the first to show softer earnings in the fall of 2000. However, by the time spring had arrived and our six-month fiscal period was coming to a close, economic slowing had spread to a wider range of industries and was sparing few sectors of the S&P 500.

Portfolio Highlights
Both technology and telecommunications services were among the worst-performing sectors of the S&P 500 Index for the six months ended March 31, 2001. The downturn in technology stocks generally spared no segment of the technology markets. Of the 87 S&P 500 "super sectors" tracked by Bloomberg, software, semiconductors, and computer systems all ranked in the bottom 10. The telecommunications sector also underwent a correction in the fall of 2000, as fundamentals in the industry deteriorated and stock prices began reflecting the negative sentiment of investors.

There were many high-profile names among the list of poorly performing stocks during the period, including leading growth technology names such as Cisco Systems, Broadcom, and JDS Uniphase. Each of these companies, after encountering the effects of economic slowing, advised analysts to pare back earnings growth forecasts from what had previously been aggressive numbers. The weakening economic environment also caught up with companies in a diverse group of other industries, such as automaker General Motors, pharmaceutical manufacturer Schering-Plough, and the energy provider Enron.

S&P 500 Statistics
As of March 31, 2001

Total Market Value                          $10.39 trillion
-----------------------------------------------------------
Median Market Value                           $7.63 billion
-----------------------------------------------------------
Largest Company
  Market Value                              $414.78 billion
-----------------------------------------------------------
Smallest Company
  Market Value                                 $673 million
-----------------------------------------------------------
Median Share Price                                  $36.345
-----------------------------------------------------------
Price/Earnings Ratio                                  22.81
-----------------------------------------------------------
Dividend Yield                                         1.3%
-----------------------------------------------------------
Source: Standard & Poor's Index Services



Positive performance during the six-month period was limited to less economically-sensitive sectors of the economy, including areas such as basic materials, consumer staples, and transportation. Among the Fund's strong performers were Minnesota Mining & Manufacturing, tobacco company Philip Morris, and pharmaceutical developer Bristol-Myers Squibb. Other large-cap stocks that managed to post positive performance in the poor market environment included paper product manufacturer Kimberly-Clark, aerospace giant Lockheed Martin, and aluminum producer Alcoa.

Each fiscal quarter, a number of changes are usually made to the S&P 500 Index at the discretion of the Standard and Poor's Index Committee. In selecting new candidates for the Index, the Committee weighs trading analysis, liquidity, ownership, fundamental analysis, market capitalization, and sector representation.

Many of the changes to the S&P 500 Index during the period continued a trend that saw technology and service-related businesses replace manufacturing names or so-called Old Economy stocks. Stocks that were dropped from the S&P 500 Index during the six-month period ended March 31, 2001 included Crown Cork and Seal, Bethlehem Steel, J.P. Morgan, and Time Warner, which is now represented in the Index as AOL Time Warner following the completion of the companies' merger. Stocks new to the Index -- and thus new to Delaware S&P 500 Index Fund -- include electronics makers Jabil Circuit and Applied Micro Circuits, as well as Spanish-language television broadcaster Univision Communications, and Noble Drilling, a diversified provider of oil and natural gas exploration services.

Outlook
We expect the Federal Reserve Board to continue the cycle of monetary easing that it began during the first quarter of 2001. We think that the combination of lower interest rates and the natural progression of the economic cycle will return the U.S. economy to greater strength in the second half of the year. With economic strength should come a more attractive corporate profit picture.

We also believe that the damage done to many stocks in the S&P 500 is now over, and that the S&P 500 Index is currently trading at a much more sustainable price-to-earnings ratio. Given the performance of the Index over the first half of our fiscal year, and our optimism about the economy as 2001 progresses, we believe the outlook for many S&P 500 stocks going forward is generally quite strong. For investors with a regular investment plan, we believe that Delaware S&P 500 Index Fund remains an excellent choice for seeking long-term capital appreciation.

FUND BASICS
-----------
As of March 31, 2001


Fund Objective
The Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index.

Number of Holdings
502

Total Fund Net Assets
$26.77 million

Your Fund Manager
James B. May holds a BS in Finance from Bentley College and an MBA from Boston College. He is a Principal and Portfolio Manager at SSGA Funds Management, Inc., a subsidiary of State Street Corporation, where he manages several mutual funds as well as several separately managed funds. Previously, he worked in State Street's passive U.S. Equities operations. He is a member of the Financial Management Association and is working toward the Certified Financial Analyst designation.


Nasdaq Symbols
Consultant Class        DSPCX
Institutional Class     DSPNX



DELAWARE S&P 500 INDEX FUND PERFORMANCE
---------------------------------------


Average Annual Total Returns
Through March 31, 2001                                   Lifetime    One Year
--------------------------------------------------------------------------------
  Consultant Class (Est. 1/12/00)                        -16.05%     -22.13%
--------------------------------------------------------------------------------
  Institutional Class (Est. 1/12/00)                     -15.97%     -22.04%
--------------------------------------------------------------------------------
Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Past performance is not a guarantee of future results.

Consultant Class shares are available without a sales charge. Performance reflects the impact of a 12b-1 fee. The Institutional Class was originally made available on January 12, 2000 and is available without sales or asset based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware S&P 500 Index Fund during the periods. Performance would have been lower had the expense limitation not been in effect.

"S&P 500" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Delaware Management Holdings, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.


Dollar Cost-Averaging to Offset Market Volatility
Dollar Cost-Averaging is one of the best ways for long-term investors to offset volatility in a fluctuating market. By investing a fixed amount on a regular basis, without regard to market performance, the average price per share you pay for a mutual fund will be lower than the average share price during the investment period. This holds true because your fixed amount will purchase more shares when the price of the fund is lower and fewer shares when the price is higher.

The Benefit of Dollar Cost-Averaging
--------------------------------------------------------------------------------
          Regular Investment              Share Price           Shares Purchased
--------------------------------------------------------------------------------
                 $  200                     $ 25.00                      8
--------------------------------------------------------------------------------
                 $  200                     $ 20.00                     10
--------------------------------------------------------------------------------
                 $  200                     $ 12.50                     16
--------------------------------------------------------------------------------
                 $  200                     $ 20.00                     10
--------------------------------------------------------------------------------
                 $  200                     $ 25.00                      8
--------------------------------------------------------------------------------
Totals           $1,000                     $102.50                     52
--------------------------------------------------------------------------------
Average Share Cost = $19.23 ($1,000 divided by 52 shares purchased)
Average Share Price = $20.5 ($102.50 divided by 5 purchases)

-----------------
This is a hypothetical example and does not represent the results of an investment in any Delaware Investments fund. Actual investments may perform better or worse than this example. Dollar Cost-Averaging does not guarantee a profit or protect against loss. Investors should weigh their ability to invest during periods of market downturn.

Statement of Net Assets

DELAWARE S&P 500 INDEX FUND
---------------------------

                                                       Number of     Market
March 31, 2001 (Unaudited)                               Shares      Value
--------------------------------------------------------------------------------

 Common Stock - 96.56%
 Aerospace & Defense - 1.43%
 Boeing .............................................     2,044     $113,871
 General Dynamics ...................................       501       31,433
 Honeywell International ............................     1,934       78,907
 Lockheed Martin ....................................     1,037       36,969
 Northrop ...........................................       172       14,964
 Textron ............................................       360       20,462
 United Technologies ................................     1,166       85,468
                                                                    --------
                                                                     382,074
                                                                    --------
 Automobiles & Automotive Parts - 1.18%
 Cooper Industries ..................................       238        7,961
 Cooper Tire & Rubber ...............................       200        2,270
 Cunnins Engine .....................................       100        3,754
 Dana ...............................................       400        6,872
 Danaher ............................................       354       19,314
 Delphi Automotive Systems ..........................     1,357       19,229
 Ford Motor .........................................     4,629      130,168
 General Motors .....................................     1,346       69,790
 Genuine Parts ......................................       396       10,260
 Goodrich (B.F.) ....................................       262       10,053
 Goodyear Tire & Rubber .............................       400        9,540
*Navistar International ............................       110        2,508
 PACCAR .............................................       186        8,335
 TRW ................................................       302       10,268
 Visteon ............................................       327        4,918
                                                                    --------
                                                                     315,240
                                                                    --------
 Banking, Finance & Insurance - 17.22%
 AFLAC ..............................................     1,288       35,472
 Allstate ...........................................     1,863       78,133
 Ambac Financial Group ..............................       250       15,858
 AmSouth Bancorp ....................................       900       15,129
 American Express ...................................     3,274      135,216
 American General ...................................     1,209       46,244
 American International Group .......................     5,765      464,082
 Aon ................................................       653       23,182
 BB&T ...............................................     1,024       36,014
 Bank of America ....................................     4,070      222,833
 Bank of New York ...................................     1,889       93,014
 Bank One ...........................................     2,839      102,715
 Bear Stearns .......................................       252       11,526
 Block (H&R) ........................................       232       11,614
 Capital One Financial ..............................       497       27,584
 Charter One Financial ..............................       550       15,565
 Chubb ..............................................       440       31,874
 CIT Group ..........................................       698       20,158
 Cigna ..............................................       386       41,441
 Cincinnati Financial ...............................       410       15,554
 Citigroup ..........................................    12,514      562,879
 Comerica ...........................................       451       27,737
 Conseco ............................................       800       12,880
 Countrywide Credit Industry ........................       297       14,657

                                                       Number of     Market
                                                         Shares      Value
--------------------------------------------------------------------------------
Common Stock (continued)
Banking, Finance & Insurance (continued)
Equifax ............................................       400   $   12,500
Federal Home Loan ..................................     1,778      115,268
Federal National Mortgage ..........................     2,509      199,716
Fifth Third Bancorp ................................     1,154       61,667
First Union ........................................     2,449       80,817
Fleet Boston Financial .............................     2,646       99,878
Franklin Resources .................................       622       24,326
Golden West Financial ..............................       385       24,987
Hartford Financial Services ........................       550       32,450
Household International ............................     1,149       68,067
Huntington Bancshares ..............................       565        8,051
J.P. Morgan Chase ..................................     4,688      210,491
Jefferson-Pilot ....................................       263       17,855
KeyCorp ............................................     1,033       26,651
Lehman Brothers Holdings ...........................       623       39,062
Lincoln National ...................................       467       19,833
Loews Corporation ..................................       502       29,824
MBIA ...............................................       238       19,202
MBNA ...............................................     2,139       70,801
MGIC Investment ....................................       257       17,584
Marsh & McLennan ...................................       690       65,571
Mellon Financial ...................................     1,262       51,136
Merrill Lynch & Company ............................     1,972      109,249
Metropolitan Life Insurance ........................     1,900       57,095
Morgan Stanley Dean Witter .........................     2,749      147,072
National City ......................................     1,548       41,409
Northern Trust .....................................       565       35,313
Old Kent Financial .................................       353       13,414
PNC Financial Group ................................       726       49,187
Progressive ........................................       187       18,148
Providian Financial ................................       729       35,757
Regions Financial ..................................       505       14,361
Safeco .............................................       295        8,315
Schwab (Charles) ...................................     3,492       53,847
SouthTrust .........................................       431       19,718
St. Paul ...........................................       555       24,448
State Street Bank ..................................       406       37,920
Stilwell Financial .................................       579       15,529
SunTrust Banks .....................................       744       48,211
Synovus Financial ..................................       719       19,413
T. Rowe Price Associates ...........................       309        9,676
Torchmark ..........................................       291       11,300
U.S. Bancorp .......................................     4,784      111,000
USA Education ......................................       405       29,423
Union Planters .....................................       300       11,547
UnumProvident ......................................       628       18,350
Wachovia ...........................................       483       29,101
Washington Mutual ..................................     1,442       78,950
Wells Fargo ........................................     4,264      210,940
                                                                  ---------
                                                                  4,615,791
                                                                  ---------

                                                       Number of     Market
Delaware S&P 500 Index Fund                              Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Buildings & Materials - 0.25%
 Centex ............................................       142      $ 5,914
 Fluor .............................................       187        8,322
 GBP Home ..........................................       100        3,264
 Louisiana-Pacific .................................       200        1,922
 Masco .............................................     1,160       28,003
 Pulte .............................................       100        4,041
 Snap-on ...........................................       100        2,912
 Vulcan Materials ..................................       245       11,473
                                                                  ---------
                                                                     65,851
                                                                  ---------
 Business Services - 0.51%
*Cendant ...........................................     1,902       27,750
 Cintas ............................................       400       15,768
*Convergys .........................................       343       12,372
 Deluxe ............................................       182        4,308
*Fiserv ............................................       300       13,481
 Paychex ...........................................       951       35,247
*Robert Half International .........................       500       11,175
*Sabre Group Holdings ..............................       336       15,513
                                                                  ---------
                                                                    135,614
                                                                  ---------
 Cable, Media & Publishing - 1.92%
*Clear Channel Communications ......................     1,449       78,898
 Donnelley & Sons ..................................       288        7,551
 Dow Jones .........................................       223       11,674
 Gannett ...........................................       672       40,132
 InterPublic Group .................................       762       26,175
 Knight-Ridder .....................................       179        9,614
 McGraw-Hill .......................................       498       29,706
 Meredith ..........................................       100        3,491
 Moody's Investors Services ........................       414       11,410
 New York Times ....................................       413       16,921
 Omnicom Group .....................................       451       37,379
 Tribune ...........................................       762       31,044
*Univision Communications Class A ..................       500       19,080
*Viacom Class B ....................................     4,350      191,269
                                                                  ---------
                                                                    514,344
                                                                  ---------
 Chemicals - 1.74%
 Air Products & Chemicals ..........................       584       22,426
 Avery Dennison ....................................       270       14,045
 Dow Chemical ......................................     2,223       70,180
 DuPont (E.I.)deNemours ............................     2,561      104,233
 Eastman Chemical ..................................       184        9,056
 Englehard .........................................       308        7,965
*FMC ...............................................        77        5,670
 Great Lakes Chemical ..............................       100        3,074
*Hercules ..........................................       300        3,897
 PPG Industries ....................................       429       19,773
 Pharmacia .........................................     3,198      161,084
 Praxair ...........................................       402       17,949

                                                       Number of     Market
                                                         Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Chemicals (continued)
 Rohm & Haas .......................................       568     $ 17,500
 Sigma-Aldrich .....................................       197        9,431
                                                                  ---------
                                                                    466,283
                                                                  ---------
 Computers & Technology - 13.10%
*Adaptec ...........................................       248        2,151
 Adobe Systems .....................................       646       22,591
*American Power Conversion .........................       433        5,582
*AOL Time Warner ...................................    10,729      430,768
*Apple Computer ....................................       915       20,194
 Autodesk ..........................................       144        4,401
 Automatic Data Processing .........................     1,575       85,649
*Avaya .............................................       719        9,347
*BMC Software ......................................       600       12,900
*BroadVision .......................................       618        3,302
*Cabletron Systems .................................       470        6,063
*Cisco Systems .....................................    18,053      285,462
*Citrix Systems ....................................       500       10,563
 Compaq Computer ...................................     4,206       76,549
 Computer Associates International .................     1,382       37,590
*Computer Sciences .................................       400       12,940
*Compuware .........................................       907        8,843
*Comverse Technology ...............................       423       24,910
*Concord EFS .......................................       500       20,375
*Dell Computer .....................................     6,385      164,015
 Electronic Data Systems ...........................     1,142       63,792
*EMC ...............................................     5,476      160,994
 First Data ........................................       984       58,755
*Gateway ...........................................       806       13,549
 Hewlett-Packard ...................................     4,831      151,065
 International Business Machines ...................     4,349      418,286
*Intuit ............................................       500       13,875
*Jabil Circuit .....................................       500       10,810
*Lexmark International Group Class A ...............       309       14,066
 Linear Technology .................................       783       32,152
*Mercury Interactive ...............................       195        8,166
*Micron Technology .................................     1,465       60,841
*Microsoft .........................................    13,232      723,624
*NCR ...............................................       234        9,133
*Novell ............................................       764        3,820
*Oracle ............................................    13,825      207,099
*Palm ..............................................       249        2,090
*Parametric Technology .............................       600        5,438
*PeopleSoft ........................................       701       16,430
 PerkinElmer .......................................       123        6,451
 Pitney Bowes ......................................       674       23,422
*Sapient ...........................................       254        1,826
*Siebel Systems ....................................     1,039       28,261
*Sun Microsystems ..................................     8,069      124,021
*Teradyne ..........................................       467       15,411

                                                       Number of     Market
Delaware S&P 500 Index Fund                              Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Computers & Technology (continued)
*Unisys ............................................       800   $   11,200
*Veritas Software ..................................     1,023       47,304
 Xerox .............................................     1,611        9,650
*Yahoo .............................................     1,424       22,428
                                                                 ----------
                                                                  3,508,154
                                                                 ----------
 Consumer Products - 2.95%
 Avon Products .....................................       607       24,274
 Black & Decker ....................................       200        7,350
 Clorox ............................................       603       18,964
 Corning ...........................................     2,273       47,028
 Gillette ..........................................     2,605       81,198
 International Flavors & Fragrances ................       200        4,412
 Kimberly-Clark ....................................     1,323       89,739
 Mattel ............................................     1,065       18,893
 Maytag ............................................       196        6,321
 Minnesota Mining & Manufacturing ..................       982      102,030
 Procter & Gamble ..................................     3,238      202,700
 Tyco International ................................     4,319      186,710
                                                                 ----------
                                                                    789,619
                                                                 ----------
 Consumer Services - 0.01%
 American Greetings Class A ........................       100        1,060
                                                                 ----------
                                                                      1,060
                                                                 ----------
 Electronics & Electrical Equipment - 8.43%
*Advanced Micro Devices ............................       750       19,905
*Agilent Technologies ..............................     1,185       36,415
*Altera ............................................     1,011       21,673
*Analog Devices ....................................       917       33,232
*Applied Micro Circuits ............................       700       11,550
*Broadcom Class A ..................................       640       18,496
*Conexant Systems ..................................       600        5,363
 Eaton .............................................       174       11,919
 Emerson Electric ..................................     1,094       67,784
 FirstEnergy .......................................       600       16,752
 General Electric ..................................    24,682    1,033,188
 Intel .............................................    16,762      441,049
*JDS Uniphase ......................................     3,272       60,328
*KLA Instruments ...................................       466       18,349
*LSI Logic .........................................       775       12,191
*Maxim Integrated Products .........................       722       30,028
 Molex .............................................       436       15,383
 Motorola ..........................................     5,368       76,548
*National Semiconductor ............................       393       10,513
 National Service Industries .......................       100        2,345
*Novellus Systems ..................................       391       15,860
*Power-One .........................................       174        2,521
*QLogic ............................................       200        4,500
 Raytheon Class B ..................................       830       24,385
 Rockwell International ............................       440       15,994

                                                       Number of     Market
                                                         Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Electronics & Electrical Equipment (continued)
*Sanmina ...........................................       781    $  15,278
*Solectron .........................................     1,658       31,519
 Symbol Technologies ...............................       400       13,960
*Tektronix .........................................       200        5,458
 Texas Instruments .................................     4,324      133,958
 Thomas & Betts ....................................       100        1,736
*Vitesse Semiconductor .............................       484       11,525
 Whirlpool .........................................       169        8,448
*Xilinx ............................................       822       28,873
                                                                  ---------
                                                                  2,257,026
                                                                  ---------
 Energy - 8.01%
 Amerada Hess ......................................       226       17,655
 Anadarko Petroleum ................................       625       39,238
 Apache ............................................       297       17,110
 Ashland ...........................................       164        6,298
 Baker Hughes ......................................       834       30,283
 Burlington Resources ..............................       562       25,150
 Chevron ...........................................     1,591      139,689
 Conoco Class B ....................................     1,512       42,714
 Constellation Energy ..............................       366       16,141
 Devon Energy Corporation ..........................       327       19,031
 Dynegy ............................................       800       40,808
 El Paso ...........................................     1,232       80,450
 Enron .............................................     1,838      106,788
 EOG Resources .....................................       300       12,369
 Exxon Mobil .......................................     8,669      702,188
 Halliburton .......................................     1,065       39,139
 Kerr-McGee ........................................       227       14,732
 Kinder Morgan .....................................       300       15,960
*Nabors Industries .................................       374       19,388
 Nicor .............................................       100        3,727
 Nisource ..........................................       515       16,027
*Noble Drilling ....................................       341       15,741
 Occidental Petroleum ..............................       892       22,077
 Peoples Energy ....................................       100        3,887
 Phillips Petroleum ................................       651       35,838
*Rowan Companies ...................................       240        6,600
 Royal Dutch Petroleum .............................     5,359      297,102
 Schlumberger Limited ..............................     1,426       82,152
 Sempra Energy .....................................       500       11,640
 Sunoco ............................................       200        6,486
 Texaco ............................................     1,363       90,503
 Tosco .............................................       400       17,104
 Transocean Sedco Forex ............................       748       32,426
 Unocal ............................................       616       21,295
 USX-Marathon Group ................................       798       21,506
 Williams ..........................................     1,219       52,234
 Xcel Energy .......................................       818       24,630
                                                                  ---------
                                                                  2,146,106
                                                                  ---------

                                                       Number of     Market
Delaware S&P 500 Index Fund                              Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Environmental Services - 0.27%
*Allied Waste Industries ...........................       500     $  7,840
 Applera ...........................................       538       14,930
 Ecolab ............................................       307       13,023
 Waste Management ..................................     1,519       37,519
                                                                  ---------
                                                                     73,312
                                                                  ---------
 Food, Beverage & Tobacco - 4.92%
 Adolph Coors Company ..............................        94        6,151
 Anheuser Busch ....................................     2,278      104,629
 Archer-Daniels-Midland ............................     1,630       21,435
 Ball ..............................................        77        3,532
 Brown-Forman Class B ..............................       167       10,346
 Campbell Soup .....................................     1,080       32,260
 Coca-Cola .........................................     6,166      278,456
 Coca-Cola Enterprises .............................     1,010       17,958
 ConAgra ...........................................     1,348       24,588
 Darden Restaurants ................................       300        7,125
 Fortune Brands ....................................       400       13,760
 General Mills .....................................       724       31,139
 Heinz (H.J.) ......................................       823       33,085
 Hershey Foods .....................................       344       23,846
 Kellogg Company ...................................       999       27,003
 PepsiCo ...........................................     3,606      158,483
 Philip Morris .....................................     5,499      260,927
 Quaker Oats .......................................       330       32,340
 Ralston-Purina Group ..............................       794       24,733
 Sara Lee ..........................................     2,034       43,894
 Supervalu .........................................       306        4,079
 Sysco .............................................     1,644       43,582
 UST ...............................................       375       11,269
 Unilever NV - NY Shares ...........................     1,411       74,275
 Wrigley, (Wm.) Jr. ................................       576       27,792
                                                                  ---------
                                                                  1,316,687
                                                                  ---------
 Healthcare & Pharmaceuticals - 12.58%
 Abbott Labs .......................................     3,846      181,493
*Aetna .............................................       345       12,392
 Allergan ..........................................       335       24,840
*Alza ..............................................       546       22,113
 American Home Products ............................     3,261      191,584
*Amgen .............................................     2,565      154,381
 Bard (C.R.) .......................................       129        5,857
 Bausch & Lomb .....................................       132        6,027
 Baxter International ..............................       750       70,605
 Becton Dickinson ..................................       654       23,099
*Biogen ............................................       367       23,236
 Biomet ............................................       473       18,632
*Boston Scientific .................................     1,005       20,281
 Bristol-Myers Squibb ..............................     4,871      289,337
 Cardinal Health ...................................       715       69,176

                                                       Number of     Market
                                                         Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Healthcare & Pharmaceuticals (continued)
*Chiron ............................................       500    $  21,938
*Forest Laboratories ...............................       449       26,599
*Guidant ...........................................       774       34,822
 HCA - The Healthcare Company ......................     1,409       56,740
*Healthsouth .......................................       900       11,601
*Humana ............................................       400        4,192
 IMS Health ........................................       706       17,579
 Johnson & Johnson .................................     3,446      301,422
*King Pharmaceuticals ..............................       430       17,523
 Lilly (Eli) .......................................     2,808      215,261
*Manor Care ........................................       300        6,120
 McKesson HBOC .....................................       711       19,019
*Medimmune .........................................       575       20,628
 Medtronic .........................................     2,965      135,619
 Merck & Company ...................................     5,711      433,465
 Millipore .........................................       100        4,626
 Pfizer ............................................    15,672      641,768
*Quintiles Transnational ...........................       300        5,663
*Saint Jude Medical ................................       202       10,878
 Schering-Plough ...................................     3,619      132,202
 Stryker ...........................................       500       26,125
*Tenet Healthcare ..................................       818       35,992
 UnitedHealth Group ................................       801       47,467
*Watson Pharmaceutical .............................       248       13,045
*Wellpoint Health Networks .........................       153       14,582
                                                                  ---------
                                                                  3,367,929
                                                                  ---------
 Hotels/Diversified REITs - 0.06%
 Starwood Hotels & Resorts Worldwide ...............       500       17,005
                                                                  ---------
                                                                     17,005
                                                                  ---------
 Industrial Machinery - 0.84%
*Applied Materials .................................     1,976       85,956
 Briggs & Stratton .................................        43        1,650
 Caterpillar .......................................       877       38,921
 Crane Co. .........................................       200        5,210
 Deere & Co. .......................................       598       21,731
 Grainger (W.W.) ...................................       239        8,090
 ITT Industries ....................................       200        7,750
 Ingersoll-Rand ....................................       389       15,447
*McDermott International ...........................       100        1,265
 Pall ..............................................       297        6,510
 Parker Hannifin ...................................       297       11,797
 Stanley Works .....................................       200        6,590
*Thermo Electron ...................................       499       11,218
 Timken ............................................       100        1,565
                                                                  ---------
                                                                    223,700
                                                                  ---------
 Leisure, Lodging & Entertainment - 1.45%
 Carnival Cruise Lines .............................     1,439       39,817
 Eastman Kodak .....................................       765       30,516

                                                       Number of     Market
Delaware S&P 500 Index Fund                              Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Leisure, Lodging & Entertainment (continued)
 Harley-Davidson ...................................       719     $ 27,286
*Harrah's Entertainment ............................       291        8,564
 Hasbro ............................................       400        5,160
 Hilton Hotels .....................................       909        9,499
 Marriott International Class A ....................       612       25,202
 McDonald's ........................................     3,213       85,305
 Walt Disney .......................................     5,216      149,178
 Wendy's International .............................       300        6,696
                                                                  ---------
                                                                    387,223
                                                                  ---------
 Metals & Mining - 0.65%
 Alcan Aluminum ....................................       811       29,196
 Alcoa .............................................     2,179       78,335
 Allegheny Technologies ............................       200        3,482
 Barrick Gold ......................................       953       13,618
*Freeport McMoran Copper & Gold Class B ............       300        3,915
 Homestake Mining ..................................       700        3,682
*Inco ..............................................       431        6,392
 Newmont Mining ....................................       440        7,093
 Nucor .............................................       200        8,014
 Phelps Dodge ......................................       192        7,715
 Placer Dome .......................................       800        6,920
 USX-U.S. Steel Group ..............................       200        2,938
 Worthington Industries ............................       200        1,860
                                                                  ---------
                                                                    173,160
                                                                  ---------
 Miscellaneous - 0.07%
*Consolidated Stores ...............................       200        2,010
 Dover .............................................       495       17,741
                                                                  ---------
                                                                     19,751
                                                                  ---------
 Packaging & Containers - 0.22%
 Bemis .............................................       135        4,467
 Illinois Tool Works ...............................       759       43,142
*Pactiv ............................................       400        4,844
*Sealed Air ........................................       209        6,966
                                                                  ---------
                                                                     59,419
                                                                  ---------
 Paper & Forest Products - 0.45%
 Boise Cascade .....................................       100        3,140
 Georgia-Pacific ...................................       597       17,552
 International Paper ...............................     1,166       42,069
 Mead ..............................................       200        5,018
 Potlatch ..........................................        55        1,757
 Temple-Inland .....................................       100        4,425
 Westvaco ..........................................       300        7,269
 Weyerhaeuser ......................................       553       28,087
 Willamette Industries .............................       222       10,212
                                                                  ---------
                                                                    119,529
                                                                  ---------
 Retail - 6.90%
 Alberto Culver Class B ............................       140        5,552
 Albertson's .......................................       992       31,565

                                                       Number of     Market
                                                         Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Retail (continued)
*Autozone ..........................................       300     $  8,406
*Bed Bath & Beyond .................................       668       16,408
*Best Buy ..........................................       530       19,059
 CVS ...............................................       976       57,086
 Circuit City Stores ...............................       456        4,834
 Colgate-Palmolive .................................     1,413       78,082
*Costco Wholesale ..................................     1,084       42,547
 Dillard ...........................................       200        4,388
 Dollar General ....................................       841       17,190
*Federated Department Stores .......................       498       20,692
 Gap ...............................................     2,159       51,211
 Harcourt General ..................................       149        8,295
 Home Depot ........................................     5,793      249,678
*K Mart ............................................     1,288       12,107
*Kohl's ............................................       833       51,388
*Kroger ............................................     2,055       52,998
 Limited ...........................................     1,017      15,987
 Liz Claiborne .....................................       132        6,211
 Longs Drug Stores .................................       100        2,956
 Lowe's Companies ..................................       953       55,703
 May Department Stores .............................       759       26,929
 Nordstrom .........................................       300        4,884
*Office Depot ......................................       824        7,210
 Penney (J.C.) .....................................       600        9,594
 Radioshack ........................................       460       16,877
*Safeway ...........................................     1,198       66,070
 Sears, Roebuck ....................................       880       31,038
 Sherwin-Williams ..................................       400       10,192
*Staples ...........................................     1,141       16,972
*Starbucks .........................................       483       20,497
 TJX ...............................................       728       23,296
 Target ............................................     2,179       78,618
 Tiffany ...........................................       404       11,009
*Toys R Us .........................................       497       12,475
*Tricon Global Restaurants .........................       400       15,276
 Tupperware ........................................       100        2,386
 V F ...............................................       300       10,500
 Wal-Mart Stores ...................................    11,097      560,400
 Walgreen ..........................................     2,491      101,633
 Winn-Dixie Stores .................................       300        8,511
                                                                  ---------
                                                                  1,846,710
                                                                  ---------
 Telecommunications - 7.54%
*ADC Telecommunications ............................     1,950       16,575
 A T & T ...........................................     9,397      200,156
 Alltel ............................................       798       41,863
*Andrew ............................................       156        2,243
 BellSouth .........................................     4,677      191,383
*Comcast Special Class A ...........................     2,380       99,811
*Global Crossing Limited ...........................     2,214       29,867

                                                       Number of     Market
Delaware S&P 500 Index Fund                              Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Telecommunications (continued)
 Lucent Technologies ...............................     8,478    $  84,526
*Network Appliance .................................       804       13,517
*Nextel Communications .............................     1,936       27,830
*Niagara Mohawk Holdings ...........................       415        7,014
 Nortel Networks ...................................     7,874      110,630
*Qualcomm ..........................................     1,862      105,436
*Qwest Communications International ................     4,151      145,493
 SBC Communications ................................     8,437      376,542
 Scientific-Atlanta ................................       402       16,719
*Sprint ............................................     2,323       44,137
*Tellabs ...........................................       978       39,792
 Verizon Communications ............................     6,732      331,888
*Worldcom ..........................................     7,091      132,513
                                                                  ---------
                                                                  2,017,935
                                                                  ---------
 Textiles, Apparel & Furniture - 0.27%
 Johnson Controls ..................................       219       13,679
 Leggett & Platt ...................................       500        9,615
 Newell Rubbermaid .................................       639       16,934
 Nike ..............................................       678       27,492
*Reebok International ..............................       200        4,972
                                                                  ---------
                                                                     72,692
                                                                  ---------
 Transportation & Shipping - 0.76%
*AMR ...............................................       411       14,434
 Brunswick .........................................       200        3,926
 Burlington Northern Santa Fe ......................       950       28,861
 CSX ...............................................       497       16,749
 Delta Air Lines ...................................       313       12,364
*FedEx .............................................       756       31,510
 Norfolk Southern ..................................       933       15,618
 Ryder System ......................................       200        3,598
 Southwest Airlines ................................     1,904       33,796
*US Air Group ......................................       166        5,885
 Union Pacific .....................................       632       35,550
                                                                  ---------
                                                                    202,291
                                                                  ---------
 Utilities - 2.83%
*AES ...............................................     1,367       68,295
 Allegheny Energy ..................................       300       13,878
 Ameren ............................................       350       14,333
 American Electric Power ...........................       810       38,070
 CMS Energy ........................................       300        8,877
*Calpine ...........................................       700       38,549
 CenturyTel ........................................       391       11,241
 Cinergy ...........................................       400       13,420
*Citizens Communications ...........................       600        7,590
 Consolidated Edison ...............................       552       20,479
 DTE Energy ........................................       348       13,850
 Dominion Resources ................................       610       39,327
 Duke Energy .......................................     1,876       80,181
*Edison International ..............................       820       10,365

                                                       Number of     Market
                                                         Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Utilities (continued)
 Entergy ...........................................       518    $  19,684
 Exelon ............................................       800       52,481
 FPL Group .........................................       451       27,646
 General Public Utilities ..........................       274        8,902
 Keyspan ...........................................       343       13,079
 Oneok .............................................       100        4,089
 PG&E ..............................................       922       11,479
 PPL ...............................................       400       17,584
 Pinnacle West Capital .............................       200        9,174
 Progress Energy ...................................       500       21,538
 Public Service Enterprise Group ...................       532       22,961
 Reliant Energy ....................................       752       34,028
 Southern ..........................................     1,708       59,934
 Sprint ............................................     2,212       48,642
 TXU ...............................................       664       27,436
                                                                 ----------
                                                                    757,112
                                                                 ----------
 Total Common Stock (cost $31,162,189) .............             25,851,617
                                                                 ----------
                                                      Principal
                                                       Amount
                                                      ---------
 U.S. Treasury Obligations - 0.37%
+U.S. Treasury Bill 4.56% 6/14/01 ..................  $100,000       99,154
                                                                 ----------
 Total U.S. Treasury Obligations
  (cost $99,086)                                                     99,154
                                                                 ----------
 Repurchase Agreements - 3.57%
 With BNP Paribas 5.27% 4/2/01
  (dated 3/30/01, collateralized by $173,000
  U.S.Treasury Bills due 6/28/01,
  market value $170,826 and $151,000
  U.S. Treasury Notes 5.875% due 10/31/01,
  market value $155,761) ...........................   320,000      320,000
 With Chase Manhattan 5.05% 4/2/01
  (dated 3/30/01, collateralized by $216,000
  U.S. Treasury Notes 6.50% due 3/31/02,
  market value $226,043 and $26,000
  U.S. Treasury Notes 6.25% due 2/15/03,
  market value $27,006 and $61,000
  U.S. Treasury Notes 9.375% due 2/15/06,
  market value $69,320) ............................   316,000      316,000
 With UBS Warburg 5.27% 4/2/01
  (dated 3/31/01, collateralized by $327,000
  U.S. Treasury Bills due 4/19/01,
  market value $326,587) ...........................   320,000      320,000
                                                                 ----------
 Total Repurchase Agreements
  (cost $956,000) ..................................                956,000
                                                                 ----------

                                                       Market
Delaware S&P 500 Index Fund                             Value
----------------------------------------------------------------------
Total Market Value of Securities - 100.50%
 (cost $32,217,275) ...............................  $26,906,771
Liabilities Net of Receivables and
 Other Assets - (0.50%) ...........................     (132,563)
                                                     -----------
Net Assets Applicable to 3,930,056
 Shares Outstanding - 100.00% .....................  $26,774,208
                                                     ===========
Net Asset Value - Delaware S&P 500
 Index Fund Consultant Class
 ($7,193,706 / 1,056,240 Shares) ..................        $6.81
                                                           -----
Net Asset Value - Delaware S&P 500
 Index Fund Institutional Class
 ($19,580,502 / 2,873,816 Shares) .................        $6.81
                                                           -----

Components of Net Assets at March 31, 2001:
Shares of beneficial interest
 (unlimited authorization - no par) ...............  $32,712,819
Undistributed net investment income ...............       65,953
Accumulated net realized loss on investments ......     (675,741)
Net unrealized depreciation of investments ........   (5,328,823)
                                                     -----------
Total net assets ..................................  $26,774,208
                                                     ===========

------------
* Non-income producing security for the period ended March 31, 2001.
+ Principal amount of $100,000 pledged as collateral for futures contracts.

                             See accompanying notes

Statement of Operations



Six Months Ended March 31, 2001 (Unaudited)         Delaware S&P 500 Index Fund
--------------------------------------------------------------------------------
Investment Income:
Dividends .............................................  $156,850
Interest ..............................................    28,850    $  185,700
                                                         --------    ----------

Expenses:
Dividend disbursing and transfer agent fees and
  expenses ............................................   192,576
Registration fees .....................................    78,420
Reports and statements to shareholders ................    22,957
Management fees .......................................     9,605
Professional fees .....................................     7,376
Accounting and administration .........................     6,310
Custodian fees ........................................     4,180
Distribution expenses .................................     3,549
Trustees' fees ........................................     1,850
Taxes (other than taxes on income) ....................       100
Other .................................................     8,217       335,140
                                                         --------
Less expenses absorbed or waived ......................                (271,764)
Less expenses paid indirectly .........................                    (541)
                                                                    -----------
Total expenses ........................................                  62,835
                                                                    -----------
Net Investment Income .................................                 122,865
                                                                    -----------

Net Realized and Unrealized Loss on Investments:
Net realized loss on:
  Investments .........................................                (266,185)
  Futures contracts ...................................                (252,684)
                                                                    -----------
  Net realized loss ...................................                (518,869)
Net change in unrealized appreciation/depreciation
  of investments ......................................              (5,374,388)
                                                                    -----------

Net Realized and Unrealized Loss on Investments .......              (5,893,257)
                                                                    -----------

Net Decrease in Net Assets Resulting from
  Operations ..........................................             ($5,770,392)
                                                                    ===========
                             See accompanying notes

Statements of Changes in Net Assets


                                                     Delaware S&P 500 Index Fund
--------------------------------------------------------------------------------
                                                       Six Months     1/12/00*
                                                         Ended          to
                                                        3/31/01       9/30/00
                                                      (Unaudited)

Increase (Decrease) in Net Assets from Operations:
Net investment income ................................ $  122,865    $  166,927
Net realized loss on investments .....................   (518,869)     (118,967)
Net change in unrealized appreciation/depreciation
  of investments ..................................... (5,374,388)       45,565
                                                       -----------  -----------
Net increase (decrease) in net assets resulting from
  operations ......................................... (5,770,392)       93,525
                                                       -----------  -----------

Dividends to Shareholders from:
Net investment income:
  Consultant Class ...................................    (40,118)           --
  Institutional Class ................................   (183,721)           --

Net realized gain on investments:
  Consultant Class ...................................     (7,742)           --
  Institutional Class ................................    (30,163)           --
                                                       -----------  -----------
                                                         (261,744)           --
                                                       -----------  -----------

Capital Share Transactions:
Proceeds from shares sold:
  Consultant Class ...................................  4,028,238     6,261,402
  Institutional Class ................................  3,822,959    25,255,171

Net asset value of shares issued upon reinvestment
  of distributions:
  Consultant Class ...................................     47,861            --
  Institutional Class ................................    213,884            --
                                                       -----------  -----------
                                                        8,112,942    31,516,573
                                                       -----------  -----------

Cost of shares repurchased:
  Consultant Class ...................................   (747,115)     (917,801)
  Institutional Class ................................ (3,683,350)   (1,568,430)
                                                       -----------  -----------
                                                       (4,430,465)   (2,486,231)
                                                       -----------  -----------
Increase in net assets derived from capital share
  transactions .......................................  3,682,477    29,030,342
                                                       -----------  -----------
Net Increase (Decrease) in Net Assets ................ (2,349,659)   29,123,867

Net Assets:
Beginning of period .................................. 29,123,867            --
                                                       -----------  -----------
End of period ........................................ $26,774,208  $29,123,867
                                                       ===========  ===========
--------------
* Date of commencement of operations.

                             See accompanying notes

Financial Highlights

Selected data for each share of the Fund outstanding                 Delaware S&P 500 Index            Delaware S&P 500 Index
throughout each period were as follows:                              Fund Consultant Class             Fund Institutional Class
--------------------------------------------------------------------------------------------------------------------------------
                                                                     Six Months    1/12/00(1)         Six Months      1/12/00(1)
                                                                       Ended          to                 Ended           to
                                                                     3/31/01(4)     9/30/00            3/31/01(4)      9/30/00
                                                                    (Unaudited)                       (Unaudited)
Net asset value, beginning of period ..............................   $8.470        $8.500               $8.480        $8.500

Income (loss) from investment operations:
  Net investment income(2) ........................................    0.031         0.059                0.036         0.066
  Net realized and unrealized loss on investments .................   (1.623)       (0.089)              (1.628)       (0.086)
                                                                      -------------------------------------------------------
  Total from investment operations ................................   (1.592)       (0.030)              (1.592)       (0.020)
                                                                      -------------------------------------------------------

Less dividends and distributions:
  Dividends from net investment income ............................   (0.057)           --               (0.067)           --
  Distributions from net realized gain on investments .............   (0.011)           --               (0.011)           --
                                                                      -------------------------------------------------------
  Total dividends and distributions ...............................   (0.068)           --               (0.078)           --
                                                                      -------------------------------------------------------

Net asset value, end of period ....................................   $6.810        $8.470               $6.810        $8.480
                                                                      =======================================================

Total return(3) ...................................................  (18.92%)       (0.35%)             (18.91%)       (0.24%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) .........................   $7,194        $5,219              $19,580       $23,905
  Ratio of expenses to average net assets .........................    0.54%         0.52%                0.42%         0.40%
  Ratio of expenses to average net assets
    prior to expense limitation and expenses paid indirectly ......    2.53%         1.83%                2.41%         1.71%
  Ratio of net investment income to average net assets ............    0.80%         0.95%                0.92%         1.07%
  Ratio of net investment income to average net assets
    prior to expense limitation and expenses paid indirectly ......   (1.19%)       (0.36%)              (1.07%)       (0.24%)
  Portfolio turnover ..............................................      27%           18%                  27%           18%

----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(4) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Notes to Financial Statements

March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Delaware Foundation Funds (the "Trust") is organized as a Delaware business trust and offers four series: the Delaware Growth Portfolio, the Delaware Balanced Portfolio, the Delaware Income Portfolio, and the Delaware S&P 500 Index Fund. These financial statements and the related notes pertain to the Delaware S&P 500 Index Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers two classes of shares, the Delaware S&P 500 Index Fund Consultant Class and the Delaware S&P 500 Index Fund Institutional Class. Neither class has a sales charge.

The investment objective of the Fund is to seek to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.


Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $315 for the period ended March 31, 2001. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended March 31, 2001 were approximately $226. The expenses paid under the above arrangement are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Fund, an annual fee which is calculated at the rate of 0.07% on average daily net assets.

DMC has entered into a sub-advisory agreement with SSGA Funds Management, Inc., a subsidiary of State Street Corporation, with respect to the management of the Fund. For the services provided, DMC pays SSGA Funds Management, Inc. an annual fee which is calculated at the rate of 0.05% on the first $50 million of average daily net assets of the Fund, 0.04% on the next $50 million, and 0.02% on the average daily net assets in excess of $100 million, subject to an annual minimum of $50,000. The Fund does not pay any fees directly to SSGA Funds Management, Inc.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses do not exceed 0.40% of average daily net assets of the Fund through January 31, 2002.

--------------------------------------------------------------------------------
The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Fund pays Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% (currently limited to 0.12% by the Board of Trustees) of the average daily assets of the Consultant Class.

On March 31, 2001, the Fund had no liability for such fees and other expenses payable to DMC and affiliates.

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
For the period ended March 31, 2001, the Fund made purchases of $7,075,684 and sales of $3,583,982 of investment securities other than U.S. government securities and short-term investments.

At March 31, 2001, the cost of investments for federal income tax purposes approximates the cost for book purposes. At March 31, 2001, the cost of investments was $32,217,275. At March 31, 2001 the net unrealized depreciation was $5,310,504 of which $1,636,916 related to unrealized appreciation of investments and $6,947,420 related to unrealized depreciation of investments.

4. Capital Shares
Transactions in capital shares were as follows:

                                                        Six Months     1/12/00*
                                                          Ended          to
                                                         3/31/01       9/30/00
                                                       (Unaudited)
Shares sold:
  Consultant Class ...................................   533,848       723,296
  Institutional Class ................................   492,868     3,000,779

Shares issued upon reinvestment of distributions:
  Consultant Class ...................................     5,975            --
  Institutional Class ................................    26,702            --
                                                       ---------     ---------
                                                       1,059,393     3,724,075
                                                       ---------     ---------

Shares repurchased:
  Consultant Class ...................................   (99,638)     (107,241)
  Institutional Class ................................  (465,141)     (181,392)
                                                       ---------     ---------
                                                        (564,779)     (288,633)
                                                       ---------     ---------
Net increase .........................................   494,614     3,435,442
                                                       =========     =========

---------------
* Date of commencement of operations.

--------------------------------------------------------------------------------
5. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of March 31, 2001, or at any time during the period.

6. Futures Contracts
The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it is closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at March 31, 2001 were as follows:

    Contracts             Notional         Expiration          Unrealized
  to Buy (Sell)             Cost              Date             Gain (Loss)
----------------------------------------------------------------------------
 3 S&P 500 Index          $897,990         June 2001           $(18,319)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

DELAWARE
INVESTMENTS(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

For Shareholders
800 523-1918

For Securities Dealers
800 362-7500

For Financial Institutions
Representatives Only
800 659-2265

www.delawareinvestments.com

This semi-annual report is for the information of Delaware S&P 500 Index Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware S&P 500 Index Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

BOARD OF TRUSTEES                              Thomas F. Madison                           Investment Manager
                                               President and Chief Executive Officer       Delaware Management Company
Charles E. Haldeman, Jr.                       MLM Partners, Inc.                          Philadelphia, PA
Chairman                                       Minneapolis, MN
Delaware Investments Family of Funds                                                       International Affiliate
Philadelphia, PA                               Janet L. Yeomans                            Delaware International Advisers Ltd.
                                               Vice President and Treasurer                London, England
Walter P. Babich                               3M Corporation
Board Chairman                                 St. Paul, MN                                Subadviser
Citadel Constructors, Inc.                                                                 SSGA Funds Management, Inc.
King of Prussia, PA                                                                        Boston, MA

David K. Downes                                AFFILIATED OFFICERS                         National Distributor
President and Chief Executive Officer                                                      Delaware Distributors, L.P.
Delaware Investments Family of Funds           William E. Dodge                            Philadelphia, PA
Philadelphia, PA                               Executive Vice President and
                                               Chief Investment Officer, Equity            Shareholder Servicing, Dividend
John H. Durham                                 Delaware Investments Family of Funds        Disbursing and Transfer Agent
Private Investor                               Philadelphia, PA                            Delaware Service Company, Inc.
Horsham, PA                                                                                Philadelphia, PA
                                               Jude T. Driscoll
John A. Fry                                    Executive Vice President and                2005 Market Street
Executive Vice President                       Head of Fixed Income                        Philadelphia, PA 19103-7057
University of Pennsylvania                     Delaware Investments Family of Funds
Philadelphia, PA                               Philadelphia, PA

Anthony D. Knerr                               Richard J. Flannery
Consultant, Anthony Knerr & Associates         President and Chief Executive Officer
New York, NY                                   Delaware Distributors, L.P.
                                               Philadelphia, PA
Ann R. Leven
Former Treasurer, National Gallery of Art
Washington, DC

(4582)                                                        Printed in the USA
SA-491 [03/01] BUR 5/01                                                    J7078